Joint arrangements - Summary of Interest Percentage in Joint Operations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Scarborough | Producing and developing assets | Australia
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	74.90%	74.90%
North West Shelf | Producing and developing assets | Australia | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	25.00%	25.00%
North West Shelf | Producing and developing assets | Australia | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	66.70%	66.70%
Greater Enfield and Vincent | Producing and developing assets | Australia
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
Pluto | Producing and developing assets | Australia
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	90.00%	90.00%
Pluto Train 2 | Producing and developing assets | Australia
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	51.00%	51.00%
Wheatstone | Producing and developing assets | Australia | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	13.00%	13.00%
Wheatstone | Producing and developing assets | Australia | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	65.00%	65.00%
Bass Strait | Producing and developing assets | Australia | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	25.00%	25.00%
Bass Strait | Producing and developing assets | Australia | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Macedon | Producing and developing assets | Australia
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	71.40%	71.40%
Pyrenees | Producing and developing assets | Australia | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	40.00%	40.00%
Pyrenees | Producing and developing assets | Australia | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	71.40%	71.40%
Sangomar | Producing and developing assets | International
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	82.00%	82.00%
Atlantis | Producing and developing assets | International
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	44.00%	44.00%
Mad Dog | Producing and developing assets | International
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	23.90%	23.90%
Shenzi | Producing and developing assets | International
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	72.00%	72.00%
Trion | Producing and developing assets | International
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
Greater Angostura | Producing and developing assets | International
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	0.00%
Greater Angostura | Producing and developing assets | International | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		45.00%
Greater Angostura | Producing and developing assets | International | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		68.50%
Browse Basin | Exploration and evaluation assets | Oceania
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	30.60%	30.60%
Carnarvon Basin | Exploration and evaluation assets | Oceania | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	31.60%	31.60%
Carnarvon Basin | Exploration and evaluation assets | Oceania | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	70.00%	70.00%
Bonaparte Basin CCS | Exploration and evaluation assets | Oceania | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	26.70%	26.70%
Bonaparte Basin CCS | Exploration and evaluation assets | Oceania | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	35.00%	35.00%
Bonaparte Basin CCS | Other Joint Operations
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	21.00%	21.00%
Congo | Exploration and evaluation assets | Africa
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	22.50%	22.50%
Senegal | Exploration and evaluation assets | Africa
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	90.00%	90.00%
Egypt | Exploration and evaluation assets | Africa | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	27.00%	25.00%
Egypt | Exploration and evaluation assets | Africa | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	40.00%	45.00%
US Gulf of America | Exploration and evaluation assets | Americas | Bottom of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	17.50%	23.90%
US Gulf of America | Exploration and evaluation assets | Americas | Top of range
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	75.00%	75.00%
Liard | Exploration and evaluation assets | Americas
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Kitimat | Exploration and evaluation assets | Americas
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Myanmar | Exploration and evaluation assets | Asia
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	45.00%	45.00%
Sunrise | Exploration and evaluation assets | Asia
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	33.40%	33.40%
Barbados | Exploration and evaluation assets | Caribbean
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
Calypso | Exploration and evaluation assets | Caribbean
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	70.00%	70.00%
Angel CCS | Other Joint Operations
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	20.00%	20.00%
Pluto LNG Trucking | Other Joint Operations
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
NeoSmelt | Other Joint Operations
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	20.00%	0.00%